FAIR VALUE MEASUREMENTS - Schedule of Assets and Labilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 49,480	$ 44,812
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	36,347	32,058
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	13,133	12,754
Foreign currency forward contracts:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	5,654	1,889
Liabilities at fair value	(825)	(6,875)
Foreign currency forward contracts: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Liabilities at fair value	0	0
Foreign currency forward contracts: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	5,654	1,889
Liabilities at fair value	(825)	(6,875)
Foreign currency forward contracts: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Liabilities at fair value	0	0
Interest rate swap contracts:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,898
Interest rate swap contracts: | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	29,620	29,868
Interest rate swap contracts: | Financing Receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		7,305
Interest rate swap contracts: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		0
Interest rate swap contracts: | Level 1 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Interest rate swap contracts: | Level 1 | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Interest rate swap contracts: | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	29,620	29,868
Interest rate swap contracts: | Level 2 | Financing Receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,898	7,305
Interest rate swap contracts: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		0
Interest rate swap contracts: | Level 3 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Interest rate swap contracts: | Level 3 | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Rabbi Trust investments, short-term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	6,182	5,899
Rabbi Trust investments, short-term | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, short-term | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, short-term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	6,182	5,899
Rabbi Trust investments, long-term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	15,302	15,970
Rabbi Trust investments, long-term | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, long-term | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, long-term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	15,302	15,970
Contingent consideration:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	(1,099)	(1,788)
Contingent consideration: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	(1,099)	(1,788)
Contingent consideration, less current portion
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	(7,252)	(7,327)
Contingent consideration, less current portion | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration, less current portion | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration, less current portion | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	$ (7,252)	(7,327)
Accrued liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value		(129)
Accrued liabilities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value		0
Accrued liabilities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value		(129)
Accrued liabilities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value		$ 0